Business Segment Information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Assets	$ 2,607,258	$ 2,354,255
Ireland
Segment Reporting Information [Line Items]
Assets	1,171,368	1,073,411
Rest of Europe
Segment Reporting Information [Line Items]
Assets	564,312	514,010
U.S.
Segment Reporting Information [Line Items]
Assets	727,520	646,512
Rest of World
Segment Reporting Information [Line Items]
Assets	$ 144,058	$ 120,322